Risk management and financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Risk management and financial instruments
Schedule of classification of financial instruments

The classification of financial instruments is presented in the table below:

	December 31, 2023					December 31, 2022
	Amortized cost	Fair value through profit or loss	Level 1	Level 2	Level 3	Amortized cost	Fair value through profit or loss	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	63,742	-	-	-	-	43,796	56,447	56,447	-	-
Financial investment	-	-	-	-	-	-	8,160	8,160	-	-
Restricted cash	6,403	-	-	-	-	-	-	-	-	-
Trade accounts receivable	148,784	-	-	-	-	156,012	-	-	-	-
Total assets	218,929	-	-	-	-	199,808	64,607	64,607	-	-
Liabilities
Loans and financing	87,796	-	-	-	-	166,834	-	-	-	-
Trade and other payable	353,998	-	-	-	-	265,820	-	-	-	-
Liabilities from acquisition	292,152	-	-	-	-	285,428	66,202	-	-	66,202
Total liabilities	733,946	-	-	-	-	718,082	66,202	-	-	66,202

Schedule of main assumptions used in the measurement of the fair value of acquisitions
Type	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable and fair value measurement
Liabilities from acquisition	Market Comparison: The valuation model considers the acquisition price of companies of similar size, sector.	- Acquisitions multiples ranges depending on the gross profit business plan achievement	The estimated fair value would increase (decrease) if:- The gross profit was higher (lower) in the period of the earn-out calculation.

Schedule of maximum credit risk exposure

The book value of financial assets represents the maximum credit exposure. The maximum credit risk exposure on financial information date was:

	2023	2022
Cash and cash equivalents	63,742	100,243
Financial investment	-	8,160
Restricted cash	6,403	-
Trade accounts receivable	148,784	156,012
Total	218,929	264,415

Schedule of contractual maturities of financial liabilities

We present below the contractual maturities of financial liabilities including payment of estimated interest.

Non-derivative financial liabilities	Book value	Contractual cash flow	Up to 12 months	1–2 years	2–3 years	> 3 years
Loans, borrowings and debentures	87,796	101,391	41,807	39,183	20,401	-
Trade and other payables	353,998	353,998	353,998	-	-	-
Liabilities from acquisitions	294,703	294,703	134,466	92,088	68,149	-
Lease liabilities	2,808	3,319	2,051	1,268	-	-
Total	739,305	753,411	532,322	132,539	88,550	-

Schedule of net debt structure

The Company considers its net debt structure as loans and financing less cash and cash equivalents. The financial leverage ratios are summarized as follows:

	2023	2022
Loans and borrowings	87,796	166,834
Cash and cash equivalents	(63,742)	(100,243)
Net debt	24,054	66,591
Total equity attributable to owners of the Company	888,810	953,336
Net debt/equity attributable to owners of the Company (%)	0.03	0.07